Derivative Financial Instruments (Derivatives That Qualify For Regulatory Deferral) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Gain (Loss) RecognizedIn Regulatory Liabilitiesor Regulatory Assets	$ (112)	$ 51
Fuel Oils [Member]
Derivative [Line Items]
Gain (Loss) RecognizedIn Regulatory Liabilitiesor Regulatory Assets	(15)
Natural Gas [Member]
Derivative [Line Items]
Gain (Loss) RecognizedIn Regulatory Liabilitiesor Regulatory Assets	84	(26)
Power [Member]
Derivative [Line Items]
Gain (Loss) RecognizedIn Regulatory Liabilitiesor Regulatory Assets	(180)	80
Uranium [Member]
Derivative [Line Items]
Gain (Loss) RecognizedIn Regulatory Liabilitiesor Regulatory Assets	$ (1)	$ (3)